Performance Management	Nov. 28, 2025
Abacus FCF International Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 10.43%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 19.03% for the quarter ended June 30, 2020, and the lowest quarterly return was -22.25% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	10.43%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.abacusfcf.com
Abacus FCF Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 8.81%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.22% for the quarter ended June 30, 2020, and the lowest quarterly return was -21.87% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	8.81%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.abacusfcf.com
Abacus FCF Small Cap Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Adviser since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund, were transferred to the Fund in a tax-free transaction (the “Transaction”). Performance shown for periods prior to the date of the Transaction represents the performance of the Predecessor Account. Prior to the date of the Transaction, the Fund had not commenced investment operations. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act on registered investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s and the Predecessor Account’s performance from year to year as of December 31. The table illustrates how the Fund’s and the Predecessor Account’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order. The Fund’s and Predecessor Account’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Predecessor Account’s performance shown below has been recalculated using the Fund’s management fee, which has the effect of reducing the Predecessor Account’s performance. In addition, the Predecessor Account did not pay dividends and distributions. As a result, there are no after-tax returns for the Predecessor Account. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s and Predecessor Account’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s and the Predecessor Account’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s and Predecessor Account’s total return was -4.08%. During the period of time shown in the bar chart, the Fund’s and Predecessor Account’s highest quarterly return was 13.43% for the quarter ended September 30, 2024, and the lowest quarterly return was -15.41% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	4.08%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.43%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Footnotes	The Predecessor Account commenced investment operations on March 18, 2021.
2.The performance for the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have daily performance data prior to that date.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	www.abacusfcf.com
Abacus FCF Innovation Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.

Performance Past Does Not Indicate Future [Text]	. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 12.13%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.69% for the quarter ended December 31, 2023, and the lowest quarterly return was -17.14% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	12.13%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.69%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.14%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.abacusfcf.com
Abacus Flexible Bond Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance and the index the Fund seeks to track, in that order.
Effective June 6, 2025, the Underlying Index implemented a change to its rules-based methodology, which resulted in corresponding changes to the Fund’s principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Fund transitioned from a tactical high yield bond strategy, which previously allocated between high yield bond ETFs and intermediate U.S. Treasury ETFs, to a tactical intermediate core-plus bond strategy that employs a trend-following system. Accordingly, performance of the Fund and Underlying Index shown prior to June 6, 2025 reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.
The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance and the index the Fund seeks to track, in that order.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 6.57%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.72% for the quarter ended December 31, 2023, and the lowest quarterly return was -6.90% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	6.57%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	5.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.90%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Footnotes	Because the Underlying Index did not reposition until June 6, 2025, which is after the date of the Average Annual Total Returns presented above, the information provided is for the Underlying Index prior to the Repositioning, which was formerly known as the Abacus Tactical High Yield Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.abacusfcf.com
Abacus FCF Real Assets Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance as of December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.

Performance Past Does Not Indicate Future [Text]	. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 5.27%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.71% for the quarter ended December 31, 2022, and the lowest quarterly return was -13.08% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	5.27%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.71%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(13.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.abacusfcf.com